UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

 Amendment No. 1

This Form 10-D/A is being filed to report the correct Item 6 significant obligor information for Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6.

There were no revisions made to the monthly distribution report filed as Exhibit 99.1.

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 18, 2018 to May 17, 2018

Commission File Number of issuing entity:  333-180779-01

Central Index Key Number of issuing entity:  0001558013

Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-180779

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3887004
38-3887005
38-3887006
38-7064513
38-7064514
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2018 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2018

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$0.00

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC and Bank of America, National Association (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from April 18, 2018 to May 17, 2018.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 14, 2018. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on May 2, 2018. The CIK number for Bank of America, National Association is 0001102113.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The 1880 Broadway/15 Central Park West Retail mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $2,832,168.00 a year-to-date figure for the period of January 1, 2018 through March 31, 2018.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, relating to the May 17, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: June 22, 2018